Goodwill and Intangible Assets - Schedule of Intangible Assets by Type (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 6,276	$ 4,094
Finite-lived intangible assets, accumulated amortization	(2,115)	(1,697)
Finite-lived intangible assets, net	4,161	2,397
Indefinite-lived intangible assets	2,197	52
Intangible assets, gross	8,473	4,146
Other intangible assets, net	6,358	2,449
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,177	596
Finite-lived intangible assets, accumulated amortization	(440)	(371)
Finite-lived intangible assets, net	737	225
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	3,202	1,920
Finite-lived intangible assets, accumulated amortization	(819)	(660)
Finite-lived intangible assets, net	2,383	1,260
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,130	896
Finite-lived intangible assets, accumulated amortization	(697)	(535)
Finite-lived intangible assets, net	433	361
Trade names and trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	757	681
Finite-lived intangible assets, accumulated amortization	(159)	(130)
Finite-lived intangible assets, net	598	551
Other
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	10	1
Finite-lived intangible assets, accumulated amortization	0	(1)
Finite-lived intangible assets, net	$ 10	$ 0